Quarterly Results of Operations - Unaudited Quarterly Results of Operations - Additional Information (Details) - USD ($) shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Anti-dilutive common stock	57	19	5
Convertible Debt Securities
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Anti-dilutive common stock	36	0	0
Social and Mobile Games [Member] | Discontinued Operations, Disposed of by Sale [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Gain from discontinued operations		$ 4,180	$ 0
Caesars Interactive Entertainment [Member] | Social and Mobile Games [Member] | Discontinued Operations, Disposed of by Sale [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Gain from discontinued operations		$ 4,200